Cover	Apr. 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2026
Entity File Number	001-43111
Entity Registrant Name	IDEA ACQUISITION CORP.
Entity Central Index Key	0002091176
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1010 Wilshire Boulevard
Entity Address, Address Line Two	Suite 1604
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	202
Local Phone Number	703-7948
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	IACOU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IACO
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	IACOW
Security Exchange Name	NASDAQ